Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Abstract]
Capitalized interest is included in buildings and leasehold improvements	$ 27,500	$ 27,600